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January 30, 2012

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Sanford C. Bernstein Fund, Inc.
    File Nos. 33-21844 and 811-5555
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Ladies and Gentlemen:

Attached herewith please find Post-Effective Amendment No. 54 under the Securities Act of 1933, as amended (the "1933 Act") and Amendment No. 55 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of Sanford C. Bernstein Fund, Inc. (the "Amendment"). The Amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8150.

Sincerely,


/s/ Anthony Geron
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Anthony Geron

Enclosures

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